LEASES (Details Narrative) - USD ($)			1 Months Ended
	Dec. 15, 2023	Dec. 15, 2021	Jan. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Operating Lease, Right-of-Use Asset						$ 56,568	$ 121,855
Operating Lease, Liability						$ 47,696	$ 106,334
Car Rental Agreement [Member]
Lessee, Operating Lease, Term of Contract			3 years	3 years
Payments for Rent			$ 1,300	$ 950
Operating Lease, Right-of-Use Asset			$ 47,280	$ 34,362
Miami Lease Agreement [Member]
Lessee, Operating Lease, Term of Contract	1 year	1 year
Payments for Rent	$ 670	$ 600
[custom:LesseeOperatingAdditionalLeaseTermOfContract]	1 year	1 year
[custom:AdditionalPaymentsForRent]	$ 704	$ 630
Operating Lease, Right-of-Use Asset	$ 15,709	$ 14,633
Neve Yarak, lsrael [Member]
Lessee, Operating Lease, Term of Contract					1 year
Payments for Rent					$ 2,000
[custom:LesseeOperatingAdditionalLeaseTermOfContract]					2 years
Operating Lease, Right-of-Use Asset					$ 152,472
Operating Lease, Liability					152,472
Neve Yarak, lsrael [Member] | First Option Period [Member]
[custom:AdditionalPaymentsForRent]					2,500
Neve Yarak, lsrael [Member] | Second Option Period [Member]
[custom:AdditionalPaymentsForRent]					$ 2,750
Neve Yarak, lsrael [Member] | Additional Option Period [Member]
[custom:LesseeOperatingAdditionalLeaseTermOfContract]					2 years